Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts
As at June 30, 2016, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount Of Asset (Liability) $	Expected Maturity
	Contract Amount in Foreign Currency	Average Forward Rate (1)		2016	2017
				$	$
Euro	4,500	0.92	124	4,886	—
Norwegian Kroner	762,500	8.02	(3,869)	47,151	47,947
Singapore Dollar	19,637	1.35	(17)	14,592	—
			(3,762)	66,629	47,947

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps
As at June 30, 2016, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining (Term (years)
700,000	125,000	NIBOR	5.25%	6.88%	(44,079)	0.8
900,000	150,000	NIBOR	4.35%	6.43%	(48,959)	2.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(20,923)	3.9
600,000 (1)(2)	101,351	NIBOR	5.75%	8.84%	(34,817)	2.4
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(55,132)	2.5
1,000,000	162,200	NIBOR	4.25%	7.45%	(54,658)	2.6
					(258,568)

(1)	Notional amount reduces equally with NOK bond repayments (see note 8).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see note 8).

(3)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see note 8).

Interest Rate Swap Agreements
As at June 30, 2016, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	3,219,730	(411,210)	4.9	3.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	762,957	(47,498)	4.9	2.6
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	(8,404)	0.8	2.2
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	155,000	113	0.8	3.3
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	(7,168)	1.6	2.0
U.S. Dollar-denominated interest rate swaption (5)	LIBOR	160,000	742	1.6	3.1
U.S. Dollar-denominated interest rate swaption (6)	LIBOR	160,000	(6,091)	2.0	1.8
U.S. Dollar-denominated interest rate swaption (6)	LIBOR	160,000	1,268	2.0	2.9
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (7) (8)	EURIBOR	239,792	(41,247)	4.5	3.1
			(519,495)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2016, ranged from 0.3% to 4.00%.

(2)	Includes a swap in which the principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.

(3)
Inception dates range from July 2016 to April 2018. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(4)
During June 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in April 2017 to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 to require Teekay LNG to enter into an interest swap at a fixed rate of 2.15%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap.

(5)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest rate swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap in lieu of taking delivery of the actual interest rate swap.

(6)
During October 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in July 2018 to enter into an interest rate swap at a fixed rate of 2.935% with a third party, and the third party has a one-time option in July 2018 to require Teekay LNG to enter into an interest rate swap at a fixed rate of 1.83%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in July 2018 for the fair value of the interest rate swap in lieu of taking delivery of the actual interest rate swap.

(7)	Principal amount reduces monthly to 70.1 million Euros ($77.9 million) by the maturity dates of the swap agreements.

(8)	Principal amount is the U.S. Dollar equivalent of 215.9 million Euros.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at June 30, 2016
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(184)	(760)	(14,436)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	432	347	—	(4,513)	(28)
Interest rate swap agreements	113	2,009	(14,891)	(79,293)	(412,053)
Cross currency swap agreements	—	—	(3,048)	(69,600)	(185,920)
Stock purchase warrants	—	1,833	—	—	—
Time-charter swap agreement	1,345	—	—	—	—
	1,890	4,189	(18,123)	(154,166)	(612,437)
As at December 31, 2015
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	—	(338)	(777)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	80	—	—	(16,372)	(2,534)
Interest rate swap agreements	—	7,516	(18,348)	(198,196)	(154,673)
Cross currency swap agreements	—	—	(3,377)	(52,633)	(256,100)
Stock purchase warrants	—	10,328	—	—	—
	80	17,844	(21,725)	(267,539)	(414,084)

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges:

Three Months Ended June 30, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
(5,458)	—	1,291	Interest expense
(5,458)	—	1,291

Six Months Ended June 30, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(14,025)	—	(56)	Interest expense
(14,025)	—	(56)

(1) Recognized in accumulated other comprehensive (loss) income (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the gains and (losses) on derivatives not designated as hedging instruments in the consolidated statements of (loss) income are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(22,409)	(27,205)	(45,589)	(55,094)
Interest rate swap agreement terminations	—	—	(8,140)	—
Foreign currency forward contracts	(2,336)	(4,232)	(7,332)	(9,660)
Time charter swap agreement	126	—	126	—
	(24,619)	(31,437)	(60,935)	(64,754)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(62,817)	83,986	(143,871)	40,326
Foreign currency forward contracts	1,093	9,386	15,064	3,057
Stock purchase warrants	(4,274)	1,817	(8,496)	1,737
Time charter swap agreement	1,345	—	1,345	—
	(64,653)	95,189	(135,958)	45,120
Total realized and unrealized (losses) gains on derivative instruments	(89,272)	63,752	(196,893)	(19,634)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the gains (losses) on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Realized losses on termination of cross currency swaps	—	—	(32,628)	—
Realized losses	(5,000)	(3,771)	(9,939)	(7,934)
Unrealized (losses) gains	(20,993)	13,501	53,213	(42,152)
Total realized and unrealized (losses) gains on cross currency swaps	(25,993)	9,730	10,646	(50,086)